Digital Assets, Digital Assets Loaned, and Digital Assets Staked (Tables)	9 Months Ended
Sep. 30, 2026
Digital Assets Digital Assets Loaned And Digital Assets Staked
Schedule of digital assets

The Company’s holdings of digital assets consist of the following:

	September 30, 2026		December 31, 2025
	Quantity	$	Quantity	$
Binance Coin (BNB)	1,748.1389	1,341,883	1,763.4867	1,520,530
Bitcoin (BTC)	2,982.5707	244,193,624	2,596.9563	223,491,846
Ethereum (ETH)	24,986.5029	66,863,680	21,329.9035	63,656,646
Cardano (ADA)	72,891,225.5137	17,793,330	69,150,950.0310	23,565,970
Polkadot (DOT)	3,465,789.8042	4,221,202	3,340,140.2001	6,035,593
Solana (SOL)	657,058.6523	77,912,988	169,185.2128	21,097,592
Uniswap (UNI)	455,611.4583	4,035,055	399,616.8814	2,332,473
USDC	-	430,761	-	4,461,378
USDT	-	5,123,908	-	18,098,752
Litecoin (LTC)	4,252.7158	284,730	11,073.8030	851,800
Dogecoin (DOGE)	55,541,115.0443	5,254,998	56,534,119.7635	6,828,612
Cosmos (ATOM)	5,828.1497	10,055	12,005.8560	23,143
Avalanche (AVAX)	789,739.5150	8,570,017	461,501.5177	5,740,226
Polygon (POL)	627,663.9088	70,967	304,295.6891	31,088
Ripple (XRP)	21,602,442.6196	32,335,570	21,146,529.3119	39,186,475
Enjin (ENJ)	537,024.9145	15,896	576,307.9792	15,849
Tron (TRX)	1,523,527.1836	515,482	663,171.3819	187,723
Terra Luna (LUNA)	-	-	141,177.2041	13,436
Shiba Inu (SHIB)	17,824,851,241.4200	103,400	20,643,542,012.0300	143,214
Pyth Network (PYTH)	6,339,640.8533	484,349	4,935,058.3767	280,805
AAVE (AAVE)	6,100.2110	971,703	4,429.5388	652,127
Algorand (ALGO)	2,704,959.6000	333,558	1,380,335.0800	153,904
Aptos Mainnet (APT)	982,653.0153	771,186	517,026.2356	875,222
Arweave (AR)	60,142.8000	256,034	64,940.4200	223,096
Aerodome (AERO0X91)	2,114,834.6950	1,706,249	2,113,572.4104	917,924
Arbitrum (ARB)	3,149,396.1625	635,052	1,489,777.0200	280,923
Bitcoin Cash (BCH)	579.1844	177,058	860.1464	511,921
Core (CORE)	12,859,086.5415	294,473	12,500,445.6036	1,377,549
Curve DAO Token (CRV)	5,829,992.8300	2,256,759	3,939,395.2500	1,442,868
Europa Coin (EURC)	185,587.3200	215,781	605,795.2800	708,780
Fetch.ai (FET)	9,295,050.7333	2,056,065	4,619,586.9000	946,091
Filecoin (FIL)	142,659.6700	150,296	83,678.3922	109,612
The Graph (GRT)	901,580.8700	26,162	542,238.9100	18,229
Hedera (HBAR)	189,786,482.6937	20,458,666	76,729,676.9089	8,317,073
Internet Computer (ICP)	1,986,321.7884	6,869,597	1,778,949.0942	4,866,716
Immutable (IMX)	779,020.1744	128,777	274,878.9400	61,176
Injective (INJ)	465,897.3853	3,410,322	335,577.3200	1,463,990
Jupiter (JUP)	3,463,756.4456	1,123,643	3,089,314.6000	583,880
Lido DAO (LDO)	540,944.4600	250,031	513,196.1600	300,384
Chainlink (LINK)	368,205.0530	5,218,389	347,418.3828	4,295,173
NEAR Protocol (NEAR)	1,625,316.2776	8,389,532	1,701,315.2684	2,553,372
Optimism (OP)	254,214.1100	32,932	173,791.6300	46,248
MANTRA (OM)	4,384,852.1867	19,732	453,091.4000	31,807
Pendle (PDL)	183,176.6333	427,205	182,478.7000	343,772
Quant (QNT)	2,758.8380	825,941	1,014.7880	71,156
Ripple USD (RLUSD)	100.0000	100	50,126.0000	50,126
RENDERSOL (RNDR)	1,700,286.5362	3,268,491	1,703,278.0201	2,193,856
THORChain (RUNE)	419,644.5000	331,016	269,953.8000	151,768
Sei Network (SEI1)	18,241,503.8733	1,313,390	16,419,686.8978	1,848,857
SKY Governance Token (SKY)	1,020,480.0000	80,516	645,038.0000	37,735
Stacks (STX)	1,574.1000	536	47,106.4000	11,744
Sui (SUI)	22,395,160.3760	24,153,999	14,683,690.6345	16,459,983
Bittensor (TAO)	22,477.6639	6,814,562	22,107.9024	4,906,095
Gram (GRAM)	491,043.6730	736,578	454,318.1948	739,494
Wormhole (W)	11,619,621.3000	153,379	4,760,219.0000	157,563
Tether Gold (XAUT6)	46.8116	194,731	34.4628	149,372
dogwifhat (WIF)	35,637.5800	8,948	56,581.9600	15,277
Worldcoin (WLD2)	1,221,067.0900	647,428	2,002,365.2100	969,345
Stellar (XLM)	8,416,492.6200	1,865,884	3,704,385.3200	753,012
StarkNet (STRK1)	3,902,468.4256	161,172	2,990,189.0056	231,441
Sonic Labs (SONICLABS)	3,805,149.3500	148,404	3,959,492.2712	300,086
Akash Network (AKT)	694,322.8761	440,478	375,586.0011	135,737
Kaspa (KAS)	34,432,208.1747	1,477,142	24,576,822.7965	1,064,176
Official Trump (TRUMP)	1,065.6400	2,311	2,309.3700	10,891
Mantle (MNT)	156,943.6736	109,139	259,308.9369	251,037
Data Network (DATA)	33,518.0601	7,304	5,951.7992	10,187
Crypto.com (CRO)	1,818,050.7447	121,991	1,453,014.1410	132,805
Hyperliquid (HYPE)	77,144.6971	6,579,561	32,103.2182	830,677
UNUS SED LEO (LEO)	1,153.2650	10,408	670.9046	6,266
OKB (OKB)	206.4296	24,929	276.2829	30,051
IOTA (IOTA)	2,385,396.0000	126,903	1,233,469.0000	102,131
Ondo (ONDO)	3,991,859.2633	1,972,788	1,711,993.3233	634,291
Theta Token (THETA)	198,271.6000	45,206	100,410.4000	26,749
Celestia (TIA)	171,146.2000	74,859	111,295.8400	52,209
Flare (FLR)	5,880,061.8165	43,512	3,689,429.0635	39,108
Pi Network (PI)	197,287.8922	18,052	126,934.2148	25,895
Ethna (ENA)	3,886,943.6200	1,019,282	1,686,126.1900	340,092
Four (FORM)	69,058.2000	20,572	31,111.1000	10,777
Virtuals Protocol (VIRTUAL)	2,411,172.0600	1,904,103	1,776,320.7111	1,179,832
VeChain (VET)	21,793,949.1000	193,966	4,978,553.8000	52,773
Penut the Squirrel (PNUT)	61,559.7300	3,389	445,601.2200	30,657
Pepe (PEPE)	188,503,525,020.7900	15,914	40,164,090,458.7000	24,082
Zcash (ZEC)	171.5120	243,122	-	32,569
Canton (CC)	228,978.3550	28,922	-	-
Other Coins	1,262,183,172.6451	51,948	1,903,713,337.6790	48,131
Current		580,981,973		482,763,021
Solana (SOL)	30,000.0000	3,521,790	196,500.0000	24,471,703
SUI (SUI)	3,643,496.3056	3,205,441	8,327,991.5556	8,289,840
Other Coins	271,406,137.0826	35,535	271,406,137.0826	62,367

Long-Term		6,762,766		32,823,910
Total Digital Assets		587,744,739		515,586,931

Schedule of equity investments at fair value through profit and loss

In addition to the above noted digital assets, the Company has the following equity investments at fair value through profit and loss (“FVTPL”). See Note 7 for further details.

September 30, 2026
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	200,736.8229	$20,843,201	78,762.4246	$8,178,176	279,499.2475	$29,021,377
Fund A - Avalanche (AVAX)	386,174.1790	3,764,799	-	-	386,174	3,764,799
		$24,608,000		$8,178,176		$32,786,176

Fund B - Solana (SOL)	470,451.9000	$50,549,940	116,789.1000	$12,548,960	587,241.0000	$63,098,900
		$50,549,940		$12,548,960		$63,098,900
Total		$75,157,940		$20,727,136		$95,885,076

December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	5,253,822	232,861	2,428,755	736,581	7,682,577
		$25,114,654		$25,114,734		$50,229,388

Fund B - Solana (SOL)	470,185.9000	$50,297,296	294,049.0000	$31,455,366	764,234.9000	$81,752,662
Total		$75,411,950		$56,570,100		$131,982,050

Schedule of continuity of digital assets

The continuity of digital assets for the periods ended September 30, 2026 and December 31, 2025 are as follows:

	September 30, 2026	December 31, 2025
Opening balance	$515,586,931	$555,838,900
Digital assets acquired	57,259,984	273,427,760
Digital assets disposed	(18,000,229)	(87,878,518)
Digital assets earned from staking, lending and fees	6,363,485	13,072,141
Realized gain (loss) on digital assets	(85,268,411)	48,283,105
Net change in unrealized gains and losses on digital assets	78,095,358	(282,272,597)
Settlement of Genesis loan	-	(6,100,598)
Digital assets transferred in from (out to) equity investments at FVTPL	23,557,655	2,749,352
Digital assets in from (out to) ETP sales	10,461,896	-
Foreign exchange gain (loss) / Fees / Other	(311,930)	(1,532,614)
	$587,744,739	$515,586,931

Schedule of digital assets held by counterparty

Digital assets held by counterparty for the periods ended September 30, 2026 and December 31, 2025 are as follows:

	September 30, 2026	December 31, 2025
Counterparty A	$161,238,156	$41,304,262
Counterparty C	1,956,241	3,460,154
Counterparty E	-	1,492,892
Counterparty F	18,666,475	25,061,967
Counterparty H	88,130,580	171,980,818
Counterparty J	65,161,569	-
Counterparty K	228,730,268	218,232,056
Counterparty M	9,145,995	4,954,135
Counterparty N	3,100,877	-
Other	604,184	1,451,800
Self custody	11,010,394	47,648,847
Total	$587,744,739	$515,586,931

Schedule of digital assets held by lenders as collateral

As at September 30, 2026, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	67.9793	-
Total	67.9793	-

As at December 31, 2025, digital assets held by lenders as collateral consisted of the following:

	Number of coins on loan	Fair Value
Bitcoin (BTC)	67.9793	$1,492,892
Total	67.9793	$1,492,892

Schedule of digital assets on loan

As at September 30, 2026, digital assets on loan consisted of the following:

	Number of coins on loan	Fair Value	Fair Value Share
Bitcoin (BTC)	880.7736	73,844,618	27.9%
Ethereum (ETH)	18,529.3838	49,583,405	18.7%
Solana (SOL)	491,803.2877	62,107,383	23.5%
Sui (SUI)	18,120,340.0307	18,210,407	6.9%
Ripple (XRP)	15,715,000.0000	23,522,212	8.9%
Bittensor (TAO)	19,079.1667	5,784,239	2.2%
Hedera (HBAR)	48,620,250.0000	5,236,401	2.0%
Internet Computer (ICP)	613,050.0000	2,100,309	0.8%
NEAR Protocol (NEAR)	1,151,826.6667	5,945,384	2.2%
Uniswap (UNI)	362,603.3333	3,211,360	1.2%
Virtuals Protocol (VIRTUAL)	1,650,210.0000	1,303,171	0.5%
Fetch.ai (FET)	4,444,000.0000	983,013	0.4%
Curve DAO Token (CRV)	3,560,925.0000	1,378,078	0.5%
Kaspa (KAS)	22,735,533.3333	975,354	0.4%
Aerodome (AERO0X91)	2,016,970.0000	1,627,291	0.6%
Stellar (XLM)	3,401,482.5000	753,769	0.3%
Ondo (ONDO)	1,824,000.0000	901,421	0.3%
Jupiter (JUP)	2,732,805.1667	886,522	0.3%
Aptos Mainnet (APT)	470,697.0833	369,403	0.1%
AAVE (AAVE)	3,906.5000	621,951	0.2%
Pyth Network (PYTH)	4,586,600.0000	350,416	0.1%
MANTRA (OM)	1,729,120.0000	7,781	0.0%
Worldcoin (WLD2)	803,733.3333	426,059	0.2%
Hyperliquid (HYPE)	50,088.7671	4,271,189	1.6%
Tron (TRX)	504,666.6667	170,779	0.1%
Total	135,628,100.9930	264,571,915	100%

As at December 31, 2025, digital assets on loan consisted of the following:

	Number of coins on loan	Fair Value	Fair Value Share
Bitcoin (BTC)	420.0000	36,894,425	30.7%
Ethereum (ETH)	8,000.0000	23,879,570	19.9%
Solana (SOL)	326,500.0000	40,661,634	33.9%
SUI (SUI)	18,737,981.0000	18,652,141	15.5%
Total	19,072,901.0000	120,087,770	100%

Schedule of digital assets loaned

As at September 30, 2026, the digital assets loaned are classified as follows:

Current
Bitcoin (BTC)	880.7736	73,844,618
Ethereum (ETH)	18,529.3838	49,583,405
Solana (SOL)	461,803.2877	58,585,593
Sui (SUI)	14,476,843.7252	15,004,966
Ripple (XRP)	15,715,000.0000	23,522,212
Bittensor (TAO)	19,079.1667	5,784,239
Hedera (HBAR)	48,620,250.0000	5,236,401
Internet Computer (ICP)	613,050.0000	2,100,309
NEAR Protocol (NEAR)	1,151,826.6667	5,945,384
Uniswap (UNI)	362,603.3333	3,211,360
Virtuals Protocol (VIRTUAL)	1,650,210.0000	1,303,171
Fetch.ai (FET)	4,444,000.0000	983,013
Curve DAO Token (CRV)	3,560,925.0000	1,378,078
Kaspa (KAS)	22,735,533.3333	975,354
Aerodome (AERO0X91)	2,016,970.0000	1,627,291
Stellar (XLM)	3,401,482.5000	753,769
Ondo (ONDO)	1,824,000.0000	901,421
Jupiter (JUP)	2,732,805.1667	886,522
Aptos Mainnet (APT)	470,697.0833	369,403
AAVE (AAVE)	3,906.5000	621,951
Pyth Network (PYTH)	4,586,600.0000	350,416
MANTRA (OM)	1,729,120.0000	7,781
Worldcoin (WLD2)	803,733.3333	426,059
Hyperliquid (HYPE)	50,088.7671	4,271,189
Hyperliquid (HYPE)	504,666.6667	170,779
Total current digital assets on loan	131,954,604.6874	257,844,684
Long-Term
Solana (SOL)	30,000.0000	3,521,790
SUI (SUI)	3,643,496.3056	3,205,441
Total long-term digital assets on loan	3,673,496.3056	6,727,231
Total	135,628,100.9930	264,571,915

Schedule of digital assets on loan by significant borrowing counterparty

As at September 30, 2026, the digital assets on loan by significant borrowing counterparty is as follows:

	Interest rates	Number of coins on loan	Fair Value	Geography
Counterparty A	1.7% - 12%	553,417.6164	137,859,266	Grand Cayman
Counterparty F	1.5% - 3.5%	10,672,833.5849	27,273,131	UAE
Counterparty H	0% - 3.5%	6,320.0000	42,884,605	Switzerland
Counterparty J	0.5% - 16%	124,395,529.7917	56,554,913	United States
Total		135,628,100.9930	264,571,915
Current
Counterparty A		523,417.6164	134,337,476	Grand Cayman
Counterparty F		7,029,337.2793	24,067,690	UAE
Counterparty H		6,320.0000	42,884,605	Switzerland
Counterparty J		124,395,529.7917	56,554,913	United States
Total current digital assets on loan		131,954,604.6874	257,844,684
Long-term
Counterparty A		30,000.0000	3,521,790	Grand Cayman
Counterparty F		3,643,496.3056	3,205,441	UAE
Total long-term digital assets on loan		3,673,496.3056	6,727,231
Total loaned digital assets		135,628,100.9930	264,571,915

As at December 31, 2025, the digital assets on loan by significant borrowing counterparty is as follows:

	Interest rates	Number of coins on loan	Fair Value	Geography	Fair Value Share
Counterparty A	12%	326,500.0000	40,661,634	Grand Cayman	33.9%
Counterparty F	1.94% - 4.75%	18,739,981.0000	24,622,033	UAE	20.5%
Counterparty H	3.75% - 4.5%	6,420.0000	54,804,103	Switzerland	45.6%
Total		19,072,901.0000	120,087,770		100.0%
Current
Counterparty A		130,000.0000	16,189,931	Grand Cayman	13.5%
Counterparty F		10,411,989.4444	16,332,193	UAE	13.6%
Counterparty H		6,420.0000	54,804,103	Switzerland	45.6%
Total current digital assets on loan		10,548,409.4444	87,326,227		72.7%
Long-term
Counterparty A		196,500.0000	24,471,703	Grand Cayman	20.4%
Counterparty F		8,327,991.5556	8,289,840	UAE	6.9%
Total long-term digital assets on loan		8,524,491.5556	32,761,543		27.3%
Total loaned digital assets		19,072,901.0000	120,087,770		100%

Schedule of digital assets staked

Borrower	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	BTC	500.6986	41,978,890	-	41,978,890	-	41,978,890
Counterparty F	BTC	60.0750	5,036,726	-	5,036,726	-	5,036,726
Counterparty H	BTC	320.0000	26,829,002	-	26,829,002	-	26,829,002
Counterparty A	ETH	11,024.8630	29,501,804	-	29,501,804	-	29,501,804
Counterparty F	ETH	1,504.5208	4,025,998	-	4,025,998	-	4,025,998
Counterparty H	ETH	6,000.0000	16,055,603	-	16,055,603	-	16,055,603
Counterparty A	SOL	491,803.2877	58,621,167	3,521,790	62,142,957	(35,574)	62,107,383
Counterparty F	SUI	10,671,268.9891	6,398,310	3,205,441	9,603,751	-	9,603,751
Counterparty J	SUI	7,449,071.0417	8,606,656	-	8,606,656	-	8,606,656
Counterparty J	XRP	15,715,000.0000	23,522,212	-	23,522,212	-	23,522,212
Counterparty J	TAO	19,079.1667	5,784,239	-	5,784,239	-	5,784,239
Counterparty J	HBAR	48,620,250.0000	5,236,401	-	5,236,401	-	5,236,401
Counterparty J	ICP	613,050.0000	2,100,309	-	2,100,309	-	2,100,309
Counterparty J	NEAR	1,151,826.6667	5,945,384	-	5,945,384	-	5,945,384
Counterparty J	UNI	362,603.3333	3,211,360	-	3,211,360	-	3,211,360
Counterparty J	VIRTUAL	1,650,210.0000	1,303,171	-	1,303,171	-	1,303,171
Counterparty J	FET	4,444,000.0000	983,013	-	983,013	-	983,013
Counterparty J	CRV	3,560,925.0000	1,378,078	-	1,378,078	-	1,378,078
Counterparty J	KAS	22,735,533.3333	975,354	-	975,354	-	975,354
Counterparty J	AERO	2,016,970.0000	1,627,291	-	1,627,291	-	1,627,291
Counterparty J	XLM	3,401,482.5000	753,769	-	753,769	-	753,769
Counterparty J	ONDO	1,824,000.0000	901,421	-	901,421	-	901,421
Counterparty J	JUP	2,732,805.1667	886,522	-	886,522	-	886,522
Counterparty J	APT	470,697.0833	369,403	-	369,403	-	369,403
Counterparty J	AAVE	3,906.5000	621,951	-	621,951	-	621,951
Counterparty J	PYTH	4,586,600.0000	350,416	-	350,416	-	350,416
Counterparty J	MANTRA	1,729,120.0000	7,781	-	7,781	-	7,781
Counterparty J	WLD	803,733.3333	426,059	-	426,059	-	426,059
Counterparty A	HYPE	50,088.7671	4,271,189	-	4,271,189	-	4,271,189
Counterparty J	TRX	504,666.6667	170,779	-	170,779	-	170,779
			257,880,258	6,727,231	264,607,489	(35,574)	264,571,915

As at September 30, 2026, the Company has staked select digital assets with counterparties at annual rates ranging from approximately 1.48% to 9.3% and accrues rewards as they are earned. The digital assets staked are measured at fair value through profit and loss. As at December 31, 2025, the Company has staked select digital assets to borrowers at annual rates ranging from approximately 1.24% to 14.93% and accrue rewards as they are earned. The digital assets staked are measured at fair value through profit and loss.

As at September 30, 2026, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	131.8050	350,767	1.0%
Cardano (ADA)	64,098,846.1318	15,646,528	42.5%
Polkadot (DOT)	2,639,575.6739	3,214,211	8.7%
Hedera (HBAR)	130,489,981.7883	14,062,766	38.2%
Internet Computer (ICP)	1,006,083.5718	3,504,491	9.5%
Total	198,234,618.9708	36,778,763	100%

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

6.	Digital Assets, Digital Assets Loaned, and Digital Assets Staked (continued)

As at December 31, 2025, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	128.0536	376,190	1%
Bitcoin (BTC)	300.0000	26,747,151	69%
Cardano (ADA)	43,639.3760	15,470	0%
Core (CORE)	12,017,441.5404	1,325,524	3%
Polkadot (DOT)	2,595,690.3230	4,762,573	12%
Solana (SOL)	0.5094	64	0%
Hyperliquid (HYPE)	25,600.4618	662,417	2%
Hedera (HBAR)	22,663,998.5645	2,463,577	6%
Internet Computer (ICP)	970,082.8229	2,633,775	7%
Total	38,316,881.6517	38,986,741	100%

Schedule of digital assets staked

As at September 30, 2026, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	131.8050	350,767	1.0%
Cardano (ADA)	64,098,846.1318	15,646,528	42.5%
Polkadot (DOT)	2,639,575.6739	3,214,211	8.7%
Hedera (HBAR)	130,489,981.7883	14,062,766	38.2%
Internet Computer (ICP)	1,006,083.5718	3,504,491	9.5%
Total	198,234,618.9708	36,778,763	100%

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

6.	Digital Assets, Digital Assets Loaned, and Digital Assets Staked (continued)

As at December 31, 2025, digital assets staked consisted of the following:

	Number of coins staked	Fair Value	Fair Value Share
Ethereum (ETH)	128.0536	376,190	1%
Bitcoin (BTC)	300.0000	26,747,151	69%
Cardano (ADA)	43,639.3760	15,470	0%
Core (CORE)	12,017,441.5404	1,325,524	3%
Polkadot (DOT)	2,595,690.3230	4,762,573	12%
Solana (SOL)	0.5094	64	0%
Hyperliquid (HYPE)	25,600.4618	662,417	2%
Hedera (HBAR)	22,663,998.5645	2,463,577	6%
Internet Computer (ICP)	970,082.8229	2,633,775	7%
Total	38,316,881.6517	38,986,741	100%

Schedule of digital assets staked by significant borrowing counterparty

As at September 30, 2026, the digital assets staked by significant borrowing counterparty is as follows:

	Interest rates	Number of coins staked	Fair Value	Geography
Counterparty H	1.94% - 6.27%	197,432,025.3928	36,485,470	Switzerland
Counterparty M	2.03%	35.7723	95,724	United States
Self custody	1.48% - 9.3%	802,557.8057	197,569	Switzerland
Total		198,234,618.9708	36,778,763

As at December 31, 2025, the digital assets staked by significant borrowing counterparty is as follows:

	Interest rates	Number of coins staked	Fair Value	Geography	Fair Value Share
Counterparty H	2.76% - 7.67%	23,634,179.8442	5,097,352	Switzerland	13%
Counterparty M	2.87%	32.0023	95,663	United States	0%
Self custody	2.3% - 14.28%	14,682,669.8053	33,793,726	Switzerland	87%
Total		38,316,881.6517	38,986,741		100%